Statements Of Cash Flows (Tables)	6 Months Ended
Feb. 28, 2019
Statements of Cash Flows [Abstract]
Schedule Of Funds Flows From Continuing Operations
	Three months ended February 28,		Six months ended February 28,
		2018		2018
	2019	(restated, note 2)	2019	(restated, note 2)
Net income from continuing operations	155	(175)	341	(58)
Adjustments to reconcile net income to funds flow from operations:
Amortization	264	255	527	516
Deferred income tax expense	19	(102)	39	(63)
Share-based compensation	1	1	2	2
Defined benefit pension plans	2	4	5	8
Equity income of an associate or joint venture	(3)	(16)	(26)	(46)
Net change in contract asset balances	-	(16)	(10)	(41)
Other	6	-	5	-
Funds flow from continuing operations	444	(49)	883	318

Schedule Of Interest And Income Taxes Paid And Interest Received
	Three months ended February 28,		Six months ended February 28,
	2019	2018	2019	2018
Interest paid	24	28	111	117
Income taxes paid (net of refunds)	45	51	97	164
Interest received	2	1	3	2

Schedule Of Non-Cash Transactions
	Three months ended February 28,		Six months ended February 28,
	2019	2018	2019	2018
Issuance of Class B Non-Voting Shares:
Dividend reinvestment plan	54	54	107	106